UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:
630 Fifth Avenue
Suite 820
New York, New York  10111

Name and address of agent for service:
Central Securities Corporation, Wilmot H. Kidd, President
630 Fifth Avenue
Suite 820
New York, New York  10111

Registrant's telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.

================================================================================
--------------------------------------------------------------------------------


                         CENTRAL SECURITIES CORPORATION



                                   ----------



                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2007



--------------------------------------------------------------------------------
================================================================================

                         CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment
                             Company Act of 1940.)

                            TEN YEAR HISTORICAL DATA

                                                        Per Share of Common Stock
                                                  -------------------------------------
                      Total       Convertible      Net      Net                           Net realized      Unrealized
                       net         Preference     asset  investment   Divi-   Distribu-    investment      appreciation
Year                  assets        Stock(A)      value   income(B)  dends(C)  tions(C)       gain        of investments
----                  ------        --------      -----   ---------  --------  --------       ----        --------------
1996               $356,685,785    $9,102,050     $25.64                                                   $214,721,981
1997                434,423,053     9,040,850      29.97    $.24       $.34     $2.08      $30,133,125      273,760,444
1998                476,463,575     8,986,125      31.43     .29        .29      1.65       22,908,091      301,750,135
1999                590,655,679            --      35.05     .26        .26      2.34       43,205,449      394,282,360
2000                596,289,086            --      32.94     .32        .32      4.03       65,921,671      363,263,634
2001                539,839,060            --      28.54     .18        .22      1.58*      13,662,612      304,887,640
2002                361,942,568            --      18.72     .14        .14      1.11       22,869,274      119,501,484
2003                478,959,218            --      24.32     .09        .11      1.29       24,761,313      229,388,141
2004                529,468,675            --      26.44     .11        .11      1.21       25,103,157      271,710,179
2005                573,979,905            --      27.65     .28        .28      1.72       31,669,417      302,381,671
2006                617,167,026            --      30.05     .36        .58      1.64       36,468,013      351,924,627
Six mos. to
June 30, 2007**     678,277,359            --      33.03     .33        .17       .03       18,046,062      392,382,036

----------
A     - At liquidation preference.
B - Excluding gains or losses realized on sale of investments and the dividend requirement on the Convertible Preference Stock which was redeemed on August 1, 1999.
C - Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes. Dividends are from undistributed net investment income. Distributions are from long-term investment gains.
 *    Includes a non-taxable return of capital of $.55.
**    Unaudited.

      The Common Stock is listed on the American Stock Exchange under the symbol CET. On June 29, 2007 (the last trading day of the six-month period) the market quotations were: $29.00 low, $29.24 high and $29.05 last sale.


                                      [ 2 ]

To the Stockholders of
      CENTRAL SECURITIES CORPORATION:

      Financial  statements  for the six months ended June 30, 2007  reviewed by
our  independent   registered   public   accounting  firm  and  other  pertinent
information are submitted herewith.

      Comparative net assets are as follows:

                                                                          June 30,
                                                                            2007        December 31,
                                                                         (Unaudited)       2006
                                                                        ------------    ------------
Net assets..........................................................    $678,277,359    $617,167,026
Net assets per share of Common Stock................................           33.03           30.05
    Shares of Common Stock outstanding..............................      20,538,195      20,538,195
      Comparative operating results are as follows:

                                                                          Six months ended June 30,
                                                                        ----------------------------
                                                                            2007            2006
                                                                         (Unaudited)     (Unaudited)
                                                                        ------------    ------------
Net investment income...............................................     $ 6,714,501     $ 5,975,548
    Per share of Common Stock.......................................             .33*            .29*
Net realized gain on sale of investments............................      18,046,062      17,949,636
Increase in net unrealized appreciation of investments..............      40,457,409      19,834,895
Increase in net assets resulting from operations....................      65,217,972      43,760,079

----------
*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding.

      A dividend of $.20 per share of Common Stock was paid on June 22, 2007. Stockholders will be sent a notice concerning the taxability of all 2007 distributions in January 2008.

      During the first six months of 2007 the Corporation did not repurchase any of its Common Stock. However, it may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders. Purchases may be made on the American Stock Exchange or in transactions directly with stockholders.

      Stockholders' inquiries are welcome.

                                               CENTRAL SECURITIES CORPORATION

                                                  WILMOT H. KIDD, President

630 Fifth Avenue
New York, NY 10111
July 25, 2007


                                      [ 3 ]

                            TEN LARGEST INVESTMENTS
                                  June 30, 2007
                                   (Unaudited)

                                                                              Percent of    Year First
                                                          Cost       Value    Net Assets     Acquired
                                                          ----       -----    ----------     --------
                                                             (millions)
The Plymouth Rock Company, Inc....................        $ 2.2     $148.4       21.9%         1982
The Bank of New York Company, Inc.................         15.5       36.3        5.3          1993
Agilent Technologies, Inc.........................         22.5       36.2        5.3          2005
Murphy Oil Corporation............................          3.7       35.7        5.3          1974
Brady Corporation.................................          3.5       33.8        5.0          1984
Capital One Financial Corporation.................          5.1       26.7        3.9          1994
Convergys Corporation.............................         13.9       24.2        3.6          1998
Roper Industries, Inc.............................          9.0       23.4        3.5          2003
Intel Corporation.................................          0.4       23.3        3.4          1986
Sonus Networks, Inc...............................          9.7       21.3        3.1          2005

                           PRINCIPAL PORTFOLIO CHANGES
                            April 1 to June 30, 2007
                                  (Unaudited)
                    (Common Stock unless specified otherwise)

                                                                     Number of Shares
                                                         ----------------------------------------
                                                                                           Held
                                                                                         June 30,
                                                         Purchased         Sold            2007
                                                         ---------         ----            ----

Arch Coal, Inc....................................                        100,000              --
A.S.V., Inc.......................................         94,000                         294,000
Capital One Financial Corporation.................         30,000                         340,000
Cincinnati Bell Inc...............................                        400,000              --
Convergys Corporation.............................                        400,000       1,000,000
Cypress Semiconductor Corporation.................                        255,000              --
GeoMet, Inc.......................................         79,000                         780,000
Meritage Homes Corporation........................         80,000                          80,000
Neoware, Inc......................................                        100,000       1,400,000
Nexen Inc.........................................        160,000(a)                      320,000
PolyOne Corporation...............................                         75,000              --
Radisys Corporation...............................        610,000                         610,000
SLM Corporation...................................        100,000         200,000              --
The TriZetto Group, Inc...........................                         15,000         990,000
Verigy Ltd........................................                         35,381          80,001

----------
(a)   Stock split.


                                     [ 4 ]

                         DIVERSIFICATION OF INVESTMENTS
                                 June 30, 2007
                                  (Unaudited)

                                                                                     Percent of Net Assets
                                                                                     ---------------------
                                                                                      June 30,December 31,
                                            Issues        Cost            Value         2007      2006
                                            ------        ----            -----         ----      ----
 Common Stocks:
   Insurance............................       3       $ 3,633,747    $150,152,440      22.1%     21.8%
   Electronics..........................       8        54,636,326     119,647,986      17.6      16.8
   Manufacturing........................       5        40,745,493      96,264,720      14.2      14.0
   Energy...............................       6        48,554,175      93,182,591      13.7      12.5
   Banking and Finance..................       2        20,552,122      62,929,600       9.3       9.3
   Information Technology...............       2        22,968,258      38,122,400       5.6       6.7
   Business Services....................       3        23,719,309      37,066,000       5.5      10.9
   Other................................       6        14,708,837      24,534,566       3.7       4.5
Short-Term Investments..................       3        56,497,967      56,497,967       8.3       3.5

                              FINANCIAL HIGHLIGHTS

                                                         Six Mos.
                                                          Ended
                                                       June 30, 2007
                                                        (Unaudited)       2006         2005         2004         2003         2002
                                                        -----------       ----         ----         ----         ----         ----
Per Share Operating Performance
Net asset value, beginning of period ...............       $30.05        $27.65       $26.44       $24.32       $18.72       $28.54
Net investment income* .............................          .33           .36          .28          .11          .09          .14
Net realized and unrealized gain (loss)
  on securities* ...................................         2.85          4.26         2.93         3.33         6.91        (8.71)
                                                           ------        ------       ------       ------       ------       ------
      Total from investment
        operations .................................         3.18          4.62         3.21         3.44         7.00        (8.57)
Less:
Dividends from net investment income ...............          .17           .36          .28          .11          .11          .14
Distributions from capital gains ...................          .03          1.86         1.72         1.21         1.29         1.11
                                                           ------        ------       ------       ------       ------       ------
      Total distributions ..........................          .20          2.22         2.00         1.32         1.40         1.25
                                                           ------        ------       ------       ------       ------       ------
Net asset value, end of period .....................       $33.03        $30.05       $27.65       $26.44       $24.32       $18.72
                                                           ======       =======      =======      =======      =======      =======
Per share market value, end of period ..............       $29.05        $26.65       $23.80       $22.85       $20.89       $16.28
Total investment return, market(%). ................         9.76         21.31        14.04        16.16        36.22       (31.23)
Total investment return, NAV(%) ....................        10.58         18.55        13.75        15.40        39.32       (29.43)
Ratios/Supplemental Data:

Net assets, end of period(000) .....................     $678,277      $617,167     $573,980     $529,469     $478,959     $361,943
Ratio of expenses to average net
  assets(%) ........................................          .48+          .53          .54          .55          .56          .50
Ratio of net investment income to
  average net assets(%) ............................         1.32+         1.23         1.02          .41          .42          .57
Portfolio turnover rate(%) .........................         6.33         17.55        15.83        16.72        12.90        19.50

----------
* Per-share data are based on the average number of shares outstanding during the period.
+     Annualized, not necessarily indicative of full year ratio.

                 See accompanying notes to financial statements.


                                     [ 5 ]

                            STATEMENT OF INVESTMENTS
                                  June 30, 2007
                                   (Unaudited)

                           PORTFOLIO SECURITIES 91.7%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

               Prin. Amt.
               or Shares                                                          Value
               ----------                                                         -----
                            Banking and Finance 9.3%
                 875,000     The Bank of New York Company, Inc..............  $ 36,260,000
                 340,000     Capital One Financial Corporation..............    26,669,600
                                                                              ------------
                                                                                62,929,600
                                                                              ------------
                            Business Services 5.5%
               1,000,000     Convergys Corporation (a)......................    24,240,000
                 200,000     Hewitt Associates, Inc. (a)....................     6,400,000
                 200,000     IMS Health Inc.................................     6,426,000
                                                                              ------------
                                                                                37,066,000
                                                                              ------------
                            Chemicals 1.2%
                 150,000     Rohm and Haas Company.........................      8,202,000
                                                                              ------------
                            Communications 0.9%
               1,005,000     Arbinet-thexchange, Inc. (a)..................      6,060,150
                                                                              ------------
                            Electronics 17.6%
                 942,400     Agilent Technologies, Inc. (a).................    36,225,856
                 430,000     Analog Devices, Inc............................    16,185,200
                 980,000     Intel Corporation..............................    23,265,102
                 350,000     Motorola, Inc..................................     6,195,000
                 610,000     Radisys Corporation (a)........................     7,564,000
               1,800,000     Solectron Corporation (a)......................     6,624,000
               2,500,000     Sonus Networks, Inc. (a).......................    21,300,000
                  80,001     Verigy Ltd. (a)................................     2,288,828
                                                                              ------------
                                                                               119,647,986
                                                                              ------------
                            Energy 13.7%
                 375,000     Berry Petroleum Company Class A................    14,130,000
                 234,328     Chevron Corporation............................    19,739,791
                 780,000     GeoMet, Inc. (a)...............................     5,974,800
                 555,000     McMoRan Exploration Co. (a)....................     7,770,000
                 600,000     Murphy Oil Corporation.........................    35,664,000
                 320,000     Nexen Inc......................................     9,904,000
                                                                              ------------
                                                                                93,182,591
                                                                              ------------
                            Health Care 1.1%
                 120,000     Abbott Laboratories............................     6,426,000
                 134,900     Vical Inc. (a).................................       700,131
                                                                              ------------
                                                                                 7,126,131
                                                                              ------------
                            Homebuilding 0.3%
                  80,000     Meritage Homes Corporation (a).................     2,140,000
                                                                              ------------


                                     [ 6 ]

               Prin. Amt.
               or Shares                                                          Value
               ----------                                                         -----
                            Information Technology Services 5.6%
               1,400,000     Neoware, Inc. (a)(b)...........................  $ 18,956,000
                                                                              ------------
                 990,000     The TriZetto Group, Inc. (a)...................    19,166,400
                                                                              ------------
                                                                                38,122,400
                                                                              ------------
                            Insurance 22.1%
                  10,000     Erie Indemnity Co. Class A....................        540,400
                  70,000     The Plymouth Rock Company, Inc.
                              Class A (b)(c)................................   148,400,000
                   2,000     White Mountains Insurance Group, Ltd...........     1,212,040
                                                                              ------------
                                                                               150,152,440
                                                                              ------------
                            Manufacturing 14.2%
                 294,000     A.S.V., Inc. (a)...............................     5,080,320
                 910,000     Brady Corporation Class A......................    33,797,400
                 400,000     Dover Corporation..............................    20,460,000
                 410,000     Roper Industries, Inc..........................    23,411,000
                 400,000     Tyco International Ltd.........................    13,516,000
                                                                              ------------
                                                                                96,264,720
                                                                              ------------
                            Retail Trade 0.2%
                  28,751     Aerogroup International, Inc. (a)(c)...........     1,006,285
                                                                              ------------
                                Total Portfolio Securities
                                  (cost $229,518,267)(d)....................   621,900,303
                                                                              ------------

                           SHORT-TERM INVESTMENTS 8.3%
                            Commercial Paper 4.2%
              16,589,000     American Express 5.0986% - 5.1189%
                              due 7/3/07 - 8/8/07...........................    16,561,732
              12,016,000     Citigroup Funding 5.0950% - 5.1421%
                              due 7/25/07 - 8/8/07..........................    11,966,955
                                                                              ------------
                                                                                28,528,687
                                                                              ------------
                            U.S. Treasury Bills 4.1%
              28,427,000     U.S. Treasury Bills 4.7013% - 4.8190%
                              due 9/27/07 - 12/20/07........................    27,969,280
                                                                              ------------
                                Total Short-Term Investments
                                  (cost $56,497,967)(d).....................    56,497,967
                                                                              ------------
                                Total Investments (100.0%)
                                  (cost $286,016,234).......................   678,398,270
                                Cash, receivables and other assets
                                  less liabilities (0.0%)...................     (120,911)
                                                                              ------------
                                Net Assets (100%)...........................  $678,277,359
                                                                              ============

----------
(a)   Non-dividend paying.
(b)   Affiliate as defined in the Investment Company Act of 1940.
(c) Valued at estimated fair value. (d) Aggregate cost for Federal tax purposes is substantially the same.

                 See accompanying notes to financial statements.


                                     [ 7 ]

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2007
                                   (Unaudited)

ASSETS:
    Investments:
        General portfolio securities at market value
          (cost $210,557,118) (Note 1)..............................    $454,544,303
        Securities of affiliated companies (cost $18,961,149)
          (Notes 1, 5 and 6)........................................     167,356,000
        Short-term investments (cost $56,497,967)...................      56,497,967    $678,398,270
                                                                        ------------
    Cash, receivables and other assets:

        Cash........................................................          61,591
        Dividends and interest receivable...........................          25,219
        Receivable for securities sold..............................         227,536
        Office equipment and leasehold improvements, net............         348,753
        Other assets................................................          89,612         752,711
                                                                        ------------    -------------
            Total Assets............................................                     679,150,981
LIABILITIES:
    Payable for securities purchased................................         687,580
    Accrued expenses and reserves...................................         186,042
                                                                        ------------
            Total Liabilities.......................................                         873,622
                                                                                        -------------
NET ASSETS..........................................................                    $678,277,359
                                                                                        ============
NET ASSETS are represented by:
    Common Stock $1 par value: authorized

      30,000,000 shares; issued 20,820,859 (Note 2).................                     $20,820,859
    Surplus:
        Paid-in.....................................................    $250,426,845
        Undistributed net gain on sales of investments..............      15,601,669
        Undistributed net investment income.........................       5,974,976     272,003,490
                                                                        ------------
    Net unrealized appreciation of investments......................                     392,382,036
    Treasury stock, at cost (282,664 shares of Common Stock)
      (Note 2)......................................................                      (6,929,026)
                                                                                        -------------
NET ASSETS..........................................................                    $678,277,359
                                                                                        ============
NET ASSET VALUE PER COMMON SHARE

  (20,538,195 shares outstanding)...................................                       $33.03
                                                                                           ======

                 See accompanying notes to financial statements.


                                     [ 8 ]

                             STATEMENT OF OPERATIONS

                     For the six months ended June 30, 2007
                                   (Unaudited)

INVESTMENT INCOME
Income:
    Dividends (net of foreign withholding taxes of $2,157)..........     $ 7,132,399
                                                                         -----------
    Interest........................................................       1,113,842      $8,246,241
                                                                         -----------
Expenses:
    Investment research.............................................         433,125
    Administration and operations...................................         368,375
    Occupancy costs.................................................         232,330
    Franchise and miscellaneous taxes...............................         102,686
    Insurance.......................................................          73,981
    Directors' fees.................................................          71,000
    Stationery, supplies, printing and postage......................          60,109
    Listing, software and sundry fees...............................          52,166
    Travel and telephone............................................          29,702
    Legal, auditing and tax fees....................................          28,656
    Transfer agent and registrar fees and expenses..................          19,344
    Custodian fees..................................................          16,291
    Miscellaneous...................................................          43,975       1,531,740
                                                                         -----------      ----------
Net investment income...............................................                       6,714,501

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Net realized gain from investment transactions......................      18,046,062
Net increase in unrealized appreciation of investments..............      40,457,409
                                                                         -----------
    Net gain on investments.........................................                      58,503,471
                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................................                     $65,217,972
                                                                                         ===========

                 See accompanying notes to financial statements.


                                     [ 9 ]

                       STATEMENTS OF CHANGES IN NET ASSETS

                     For the six months ended June 30, 2007
                      and the year ended December 31, 2006

                                                                         Six months
                                                                            ended
                                                                           June 30,       Year ended
                                                                             2007        December 31,
                                                                         (Unaudited)         2006
                                                                         -----------     ------------
FROM OPERATIONS:
    Net investment income...........................................    $  6,714,501    $  7,269,692
    Net realized gain on investments................................      18,046,062      36,468,013
    Net increase in unrealized appreciation of investments..........      40,457,409      49,542,956
                                                                        ------------    ------------
        Increase in net assets resulting from operations............      65,217,972      93,280,661
                                                                        ------------    ------------
DISTRIBUTIONS TO STOCKHOLDERS FROM:
    Net investment income...........................................      (3,409,015)     (7,185,071)
    Net realized gain from investment transactions..................        (698,624)    (36,564,651)
                                                                        ------------    ------------
        Decrease in net assets from distributions...................      (4,107,639)    (43,749,722)
                                                                         -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS: (Note 2)
    Distribution to stockholders reinvested in Common Stock.........              --      21,444,764
    Cost of shares of Common Stock repurchased......................              --     (27,788,582)
                                                                        ------------    ------------
        Decrease in net assets from capital
          share transactions........................................              --      (6,343,818)
                                                                        ------------    ------------
            Total increase in net assets............................      61,110,333      43,187,121
NET ASSETS:
    Beginning of period.............................................     617,167,026     573,979,905
                                                                        ------------    ------------
    End of period (including undistributed net investment income
      of $5,974,976 and $226,873, respectively).....................    $678,277,359    $617,167,026
                                                                        ============    ============


                 See accompanying notes to financial statements.


                                     [ 10 ]

                            STATEMENT OF CASH FLOWS

                     For the six months ended June 30, 2007
                                   (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
    Net increase in net assets from operations......................                    $ 65,217,972
    Adjustments to net increase in net assets
      from operations:
      Purchase of securities........................................    ($37,217,631)
      Proceeds from securities sold.................................      68,596,390
      Net purchase of short-term investments........................     (35,024,911)
      Net realized gain from investments............................     (18,046,062)
      Proceeds from class action settlement.........................         241,669
      Increase in unrealized appreciation...........................     (40,457,409)
      Depreciation and amortization.................................          41,036
      Changes in operating assets and liabilities:
        Decrease in dividends and interest receivable...............          76,729
        Decrease in receivable for securities sold..................         137,313
        Increase in office equipment and
          leasehold improvements....................................          (4,127)
        Increase in other assets....................................          (9,546)
        Increase in payable for securities purchased................         687,580
        Decrease in accrued expenses and reserves...................        (150,116)
                                                                        ------------
      Total adjustments.............................................                     (61,129,085)
                                                                                        ------------
Net cash provided by operating activities...........................                       4,088,887
CASH FLOWS FROM FINANCING ACTIVITIES:
    Dividends paid..................................................      (4,107,639)
                                                                        ------------
Cash flows used in financing activities.............................                      (4,107,639)
                                                                                        ------------
Net decrease in cash................................................                         (18,752)
Cash at beginning of period.........................................                          80,343
                                                                                        ------------
Cash at end of period...............................................                        $ 61,591
                                                                                        ============

                 See accompanying notes to financial statements.


                                     [ 11 ]

                  NOTES TO FINANCIAL STATEMENTS -- (unaudited)

      1. Significant Accounting Policies -- Central Securities Corporation (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      Security Valuation -- Securities are valued at the last sale or official closing price or, if unavailable, at the closing bid price. Corporate discount notes and U.S. Treasury Bills are valued at amortized cost, which approximates market value. Securities for which no ready market exists, including The Plymouth Rock Company, Inc. Class A Common Stock, are valued at estimated fair value by the Board of Directors.

      Federal Income Taxes -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

      Use  of  Estimates  --  The  preparation  of  the  financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

      Other -- Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date. Interest income is accrued daily.

      New  Accounting  Pronouncements  --  In  September  2006,  the   Financial
        Accounting  Standards  Board issued  Statement 157 ("SFAS  157"),  "Fair
        Value Measurements". This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 will be effective at the beginning of the Corporation's 2008 fiscal year. The Corporation is currently assessing the effect of this pronouncement on our financial statements.

        As of June 30, 2007, the Corporation adopted Financial Accounting Standards Board Interpretation 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has determined that the implementation of FIN 48 had no impact in the financial statements.

      2. Common Stock -- The Corporation did not repurchase any shares of its Common Stock in the first six months of 2007. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock and available for optional stock distributions, or may be retired.

      3. Investment Transactions -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2007, excluding short-term investments, were $37,217,631 and $68,596,390, respectively.

      As of June 30, 2007, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $396,764,568 and $4,382,532, respectively.


                                     [ 12 ]

             NOTES TO FINANCIAL STATEMENTS -- continued (unaudited)

      4. Operating Expenses -- The aggregate remuneration paid during the six months ended June 30, 2007 to officers and directors amounted to $808,500, of which $71,000 was paid as fees to directors who were not officers. Benefits to employees are provided through a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years of employment. No contributions were made to the plan for the six months ended June 30, 2007.

      5. Affiliates -- The Plymouth Rock Company, Inc. and Neoware Inc. are affiliates as defined in the Investment Company Act of 1940. During the six months ended June 30, 2007, the Corporation received dividends of $5,039,300 from affiliates and incurred a realized loss of $786,644 from the sale of shares of an affiliate. Unrealized appreciation related to affiliates increased by $16,469,306 for the six months ended June 30, 2007 to $148,394,851.

      6. Restricted Securities -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 2007 such investments had an aggregate value of $149,406,285, which was equal to 22.0% of the Corporation's net assets. Investments in restricted securities at June 30, 2007, including acquisition dates and cost, were:

          Company                  Shares       Security        Date Acquired         Cost
-------------------------------    ------     ------------      -------------      ---------
Aerogroup International, Inc.      28,751     Common Stock         6/21/05          $ 17,200
The Plymouth Rock Company, Inc.    60,000     Class A Stock        12/15/82        1,500,000
The Plymouth Rock Company, Inc.    10,000     Class A Stock         6/9/84           699,986

      The Corporation does not have the right to demand registration of the restricted securities. Unrealized appreciation related to restricted securities increased by $15,112,490 for the six months ended June 30, 2007 to $147,189,453.

      7. Operating Lease Commitment -- The Corporation has entered into an operating lease for office space which expires in 2014 and provides for future minimum rental payments in the aggregate amount of approximately $2.5 million. The lease agreement contains escalation clauses relating to operating costs and real property taxes. Future minimum rental commitments under the lease are $314,241 per year through 2008, $329,172 for 2009 and $341,806 annually thereafter.


                                     [ 13 ]

--------------------------------------------------------------------------------
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
        CENTRAL SECURITIES CORPORATION

            We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2007, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended June 30, 2007. These financial statements are the responsibility of the management of Central Securities Corporation.

            We have conducted our review in accordance with standards established by the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

            Based on our review, we are not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with U.S. generally accepted accounting principles.

            We have previously audited, in accordance with standards established by the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2006 and financial highlights for each of the five years in the period ended December 31, 2006, and in our report dated January 24, 2007 we expressed an unqualified opinion on those financial statements.

                                                              KPMG LLP
      New York, NY
      July 25, 2007
--------------------------------------------------------------------------------


                                     [ 14 ]

                               Direct Registration

            The Corproation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation's shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

            A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

                         Annual Meeting of Stockholders

            The annual meeting of stockholders of the Corporation was held on March 14, 2007. At the meeting all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock:
      Simms C. Browning, 19,430,480 shares in favor, 67,869 withheld; Donald G. Calder, 19,401,717 shares in favor, 96,632 shares withheld; Jay R. Inglis, 19,394,489 shares in favor, 103,860 shares withheld; Dudley D. Johnson, 19,409,204 shares in favor, 89,145 shares withheld; Wilmot H. Kidd, 19,077,411 shares in favor, 420,938 shares withheld; and C. Carter Walker, Jr., 19,406,264 shares in favor, 92,085 shares withheld.

            In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2007 was ratified by the following vote of the holders of the Common Stock: 19,373,522 shares in favor, 61,726 shares against, 63,101 shares abstaining.

                      Proxy Voting Policies and Procedures

            The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation's proxy voting record for the twelve-month period ended June 30, 2007 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation's website at www.centralsecurities.com and (3) on the Securities and Exchange Commission's website at www.sec.gov.

                         Quarterly Portfolio Information

            The Corporation files its complete schedule of portfolio holdings with the SEC for the first and the third quarter of each fiscal year on Form N-Q. The Corporation's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                                     [ 15 ]

                               BOARD OF DIRECTORS

                           Donald G. Calder, Chairman
                                Simms C. Browning
                                  Jay R. Inglis
                                Dudley D. Johnson
                                 Wilmot H. Kidd
                              C. Carter Walker, Jr.

                                    OFFICERS

                            Wilmot H. Kidd, President
                Charles N. Edgerton, Vice President and Treasurer
                       William E. Sheeline, Vice President
                         Marlene A. Krumholz, Secretary

                                     OFFICE

                                630 Fifth Avenue
                               New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll-free)
                            www.centralsecurities.com

                          TRANSFER AGENT AND REGISTRAR

                       Computershare Trust Comapany, N.A.
                    P.O. Box 43069, Providence, RI 02940-3069
                                  800-756-8200
                              www.computershare.com

                                    CUSTODIAN

                                 UMB Bank, N. A.
                                 Kansas City, MO

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                                  New York, NY


                                     [ 16 ]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 6. Schedule of Investments. Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Mr. Wilmot H. Kidd is the President and portfolio manager of the Corporation and has served in that capacity since 1973. He manages no other accounts and accordingly, the Registrant is not aware of any material conflicts with his management of the Corporation's investments. Mr. Kidd's compensation consists primarily of a fixed base salary and a bonus. His compensation is reviewed and approved by the Board of Directors annually. His compensation may be adjusted from year to year based on the Board of Directors perception of overall performance and his management responsibilities. As of June 30, 2007, Mr. Kidd's investment in Central Securities common stock exceeded $1 million.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               (d) Maximum Number
                                                                                                             (or Approximate Dollar
                                                                                    (c) Total Number of         Value) of Shares
                                                                                     Shares (or Units)          (or Units) that
                                    (a) Total Number of     (b) Average Price        Purchased as Part             May Yet Be
                                     Shares (or Units)        Paid per Share       of Publicly Announced       Purchased Under the
              Period                     Purchased              (or Unit)            Plans or Programs          Plans or Programs
-----------------------------------------------------------------------------------------------------------------------------------
Month #1 (January 1 through                  0                     NA                       NA                         NA
January 31)
-----------------------------------------------------------------------------------------------------------------------------------
Month #2 (February 1 through                 0                     NA                       NA                         NA
February 28)
-----------------------------------------------------------------------------------------------------------------------------------
Month #3 (March 1 through                    0                     NA                       NA                         NA
March 31)
-----------------------------------------------------------------------------------------------------------------------------------
Month #4 (April 1 through                    0                     NA                       NA                         NA
April 30)
-----------------------------------------------------------------------------------------------------------------------------------
Month #5 (May 1 through May 31)              0                     NA                       NA                         NA
-----------------------------------------------------------------------------------------------------------------------------------
Month #6 (June 1 through June 30)            0                     NA                       NA                         NA
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        0                     NA                       NA                         NA
-----------------------------------------------------------------------------------------------------------------------------------

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since such procedures were last described in the Corporation's proxy statement dated February 6, 2007.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the "Corporation") have concluded that the Corporation's Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.

Item 12. Exhibits. (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. Attached hereto.

(c) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By: /s/ Wilmot H. Kidd
    ------------------
    Wilmot H. Kidd
    President

August 8, 2007
--------------
Date

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By: /s/ Wilmot H. Kidd
    ------------------
    Wilmot H. Kidd
    President

August 8, 2007
--------------
Date

By: /s/ Charles N. Edgerton
    -----------------------
    Charles N. Edgerton
    Treasurer

August 8, 2007
--------------
Date